CONTRACTS IN PROGRESS (Tables)	6 Months Ended
Jun. 30, 2024
Construction Contracts [Abstract]
Disclosure of contracts in progress

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Contract costs incurred to date	$12,189	$13,519
Profit recognized to date (less recognized losses)	(46)	170
	$12,143	$13,689
Less: progress billings	(12,491)	(13,990)
Contract work in progress (liability)	$(348)	$(301)
Comprising:
Amounts due from customers – work in progress	$193	$200
Amounts due to customers – creditors	(541)	(501)
Net work in progress	$(348)	$(301)